Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK EMERGING MARKETS FUND, INC.
Prospectus Date	rr_ProspectusDate	Aug. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2020